SUPPLEMENTAL DISCLOSURES ON NON-CASH FINANCING ACTIVITIES (Summary of Supplemental Non-Cash Financing Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosures of Non-Cash Investing and Financing Activities [Abstract]
Reduction of note payable through offset of receivable from a related party	$ 0	$ 379